NOTE 9 - RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
NOTE 9 - RELATED PARTY TRANSACTIONS

NOTE 9 - RELATED PARTY TRANSACTIONS

Loans from Related Parties

The Company has a loan from our Founder with a balance of $415,895 and $428,177 at March 31, 2022 and December 31, 2021, respectively. The loan is non-interest bearing and repayable on demand. The Company received $0 and $0 proceeds and made repayments of $0 and $66,000 (converted into preferred stock) during the   three months ended March 31, 2022 and 2021. Activity on this loan to arrive at the March 31, 2022 and December 31, 2021 balances is as follows:

	Three Months Ended March 31,	Year Ended December 31,
	2022	2021
Beginning balance	$428,177	$500,915
Effects of currency translation	(12,282)	(6,738)
Loan Payable	415,895	494,177
Less: conversions into preferred stock	—	(66,000)
Ending balance	$415,895	$428,177

At December 31, 2020, the Company had loans from two minority shareholders totaling $297,006. During the fourth quarter of 2021, the Company received an additional loan from one of these minority shareholders totaling $81,162. The loan is non-interest bearing and due for repayment on February 28, 2022. Agreement was reached to extend repayment of the loan to April 30, 2022, with no penalties. All outstanding amounts were paid by this date (see Note 13). During the three months ended March 31, 2022 and 2021, the Company received proceeds on these loans of $19,709 and $0, respectively, and made repayments of $52,556 and $225,060, respectively. Activity on this loan to arrive at the March 31, 2022 and December 31, 2021 balances is as follows:

	Three Months Ended March 31,	Year Ended December 31,
	2022	2021
Beginning balance	$81,162	$297,006
Effects of currency translation	(2,328)	6,062
Loan Payable	78,834	303,068

Add: additions	19,709	81,162
Less: repayments	(52,556)	(303,068)
Ending balance	$45,987	$81,162

NOTE 9 - RELATED PARTY TRANSACTIONS

Loans from Related Parties

The Company has a loan from our Founder with a balance of $428,177 at December 31, 2021 (December 31, 2020: $500,915). The loan is non-interest bearing and repayable on demand. During the year, the Company issued the single authorized share of the Special 2019 Series A Preferred Stock and converted 2 shares of Series B Preferred to 2,650 shares of common stock to the Founder in satisfaction of $60,000 and $6,000, respectively, of the amount owed to the Founder.

	December 31,	December 31,
	2021	2020
	$500,915	$518,955
Effects of currency translation	(6,738)	—
Loan Payable	494,177	518,955
Less: repayments	(66,000)	(18,040)
	$428,177	$500,915

During the year, the Company received a loan from a minority shareholder totaling $81,162. The loan is non-interest bearing and due for repayment on February 28, 2022.

During the fourth quarter of 2020, the Company received two loans from minority shareholders totaling $297,006. The loan of $245,234 was non-interest bearing and due for repayment on January 31, 2021. The loan of $51,772 carried an original interest rate of 20% and was due for repayment on December 31, 2020. In the year ended December 31, 2021 the Company repaid all outstanding loans from its minority shareholders as follows:

	December 31,	December 31,
	2021	2020
	$51,772	$51,772
	245,234	245,234
Effects of currency translation	6,062	—
Loan Payable	303,068	297,006

Add: additions	81,162	—
Less: repayments	(303,068)	—
	$81,162	$297,006

During the year ended December 31, 2021 and 2020, the Company received $81,162 and $297,006, respectively, in proceeds from related party loans and made repayments of $303,068 and $0, respectively.